Annual Operating Expenses {- Fidelity® Stock Selector Large Cap Value Fund} - 01.31 Fidelity Stock Selector Large Cap Value Fund Retail PRO-11 - Fidelity® Stock Selector Large Cap Value Fund - Fidelity Stock Selector Large Cap Value Fund-Retail Class
Apr. 01, 2022
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	0.76%